PROPERTY, PLANT AND EQUIPMENT - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss on disposal of property, plant and equipment	$ (297,504)	$ (1,001,000)	$ (3,228,845)
Depreciation expense	16,517,254	13,809,041	11,691,731
Interest Expenses, Capitalized into Construction in Progress	$ 0	0	0
Shandong Taibang [Member]
Loss on disposal of property, plant and equipment		$ (1,001,000)	$ (3,228,845)